State of Maryland Department of Assessments and Taxation	Larry Hogan Governor

Charter Division	Michael L. Higgs Acting Director

Date: 10/19/2018

THE CORPORATION TRUST INCORPORATED

2405 YORK ROAD

SUITE 201

LUTHERVILLE TIMONIUM MD 21093-2264

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:

ENTITY NAME	: LEGG MASON FUNDS TRUST
DEPARTMENT ID	: B16832826
TYPE OF REQUEST	: CERTIFICATE OF CANCELLATION
DATE FILED	: 10-19-2018
TIME FILED	: 01:57 PM
RECORDING FEE	: $100.00
EXPEDITED FEE	: $425.00
FILING NUMBER	: 1000362011603497
CUSTOMER ID	: 0003686916
WORK ORDER NUMBER	: 0004903493

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore Metro Area (410) 767-1350

Outside Metro Area (888) 246-5941

0011332923

301 West Preston Street-Room 801-Baltimore, Maryland 21201-2395

Telephone (410)767-4950/Toll free in Maryland (888)246-5941

MRS (Maryland Relay Service) (800)735-2258 TT/Voice

Website www.dat.maryland.gov

CACCPT

ENTITY TYPE :	ENTITIES OTHER THAN CORPORATIONS
EFFECTIVE DATE :	10-19-2018
PRINCIPAL OFFICE :	100 INTERNATIONAL DRIVE BALTIMORE MD 21202
RESIDENT AGENT :	THE CORPORATION TRUST, INCORPORATED 2405 YORK ROAD SUITE 201 LUTHERVILLE TIMONIUM MD 21093-2264

CERTIFICATE OF CANCELLATION

LEGG MASON FUNDS TRUST (the “Trust”)

The undersigned, with the intention of cancelling the Certificate of Trust of Legg Mason Funds Trust, a Maryland statutory trust, files the following Certificate of Cancellation:

FIRST: The name of the Trust is: Legg Mason Funds Trust.

SECOND: The date of the filing of the Certificate of Trust was October 21, 2015.

THIRD: The principal office address of the Trust is: 100 International Drive, Baltimore, Maryland 21202.

FOURTH: The name and address in Maryland of the resident agent who shall serve for one year following the dissolution: The Corporation Trust, Incorporated, 2405 York Road, Suite 201, Lutherville Timonium, Maryland 21093-2264.

FIFTH: The names and addresses of each member of the Board of Trustees are as follows:

Name	Address
Robert D. Agdern	c/o Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202

Carol L. Colman	c/o Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202

Daniel P. Cronin	c/o Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202

Paolo M. Cucchi	c/o Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202

Leslie H. Gelb	c/o Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202

William R. Hutchinson	c/o Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202

Eileen A. Kamerick	c/o Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202

Riordan Roett	c/o Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202

Jane E. Trust	c/o Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202

SIXTH: The cancellation of the Trust was approved in the manner required by law and by the Trust’s governing documents. All actions by shareholders, directors, and any other body

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necessary to authorize the undersigned to execute and submit this Certificate of Cancellation have been taken.

SEVENTH: The Trust has no known creditors.

EIGHTH: The cancellation of the Trust is effective upon filing.

[REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]

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IN WITNESS WHEREOF, the Trust has caused this Certificate of Cancellation to be executed in its name and on its behalf by its President, Chief Executive Officer and Trustee on this 19th day of October, 2018.

This document has been signed under penalties of perjury

/s/ Jane E. Trust
Jane E. Trust
President, Chief Executive Officer and Trustee

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CERTIFICATE

The undersigned states that (i) she has executed this Certificate of Cancellation of Legg Mason Funds Trust, a Maryland statutory trust, on behalf of Legg Mason Funds Trust, (ii) she is the President, Chief Executive Officer and Trustee of Legg Mason Funds Trust, and (iii) all actions by shareholders, trustees, and any other body necessary to authorize the undersigned to execute and submit this request for dissolution have been taken. The undersigned also states that the facts set forth in this request for dissolution are true to the best of her knowledge, information and belief.

This document has been signed under penalties of perjury

/s/ Jane E. Trust
Jane E. Trust
President, Chief Executive Officer and Trustee

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The Corporation Trust Incorporated hereby consents to act as resident agent in Maryland for the entity named in the attached instrument

/s/ Angel Shearer

Angel Shearer, Assistant Secretary